Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income		$ 21,507	$ 4,178	$ 5,170
Noncash revenues, expenses, gains and losses included in income:
Amortization of deferred gains and gains on disposal of businesses		(26,726)	(331)	228
Net realized gains on investments	[1]	(5,442)	(530)	(263)
Goodwill impairment		324	0	0
Changes in operating assets and liabilities:
Change in reinsurance recoverable		(1,864)	223	235
Change in insurance policy reserves and expenses		(16)	(6,336)	(9,002)
Change in accounts payable and other liabilities		(514)	(190)	(2,689)
Change in income taxes		(2,712)	1,374	572
Other		(3,321)	(209)	(506)
Net cash used in operating activities		(18,764)	(1,821)	(6,255)
Sales of:
Fixed maturity securities available for sale		461	2,153	6,045
Equity securities available for sale		52	909	258
Subsidiary, net of cash transferred	[1]	43,986	0	0
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		4,045	6,887	7,050
Commercial mortgage loans on real estate		2,425	4,727	5,199
Purchases of:
Fixed maturity securities available for sale		(8,076)	(253)	(3,350)
Equity securities available for sale		0	(501)	(673)
Change in short-term investments		823	(3,296)	(5,291)
Other		7	145	163
Net cash provided by investing activities		43,723	10,771	9,401
Financing activities
Cash dividends paid		(3,753)	(8,075)	(3,890)
Capital contribution from affiliated entity		3,666	0	0
Net cash used in financing activities		(87)	(8,075)	(3,890)
Change in cash and cash equivalents		24,872	875	(744)
Cash and cash equivalents at beginning of period		995	120	864
Cash and cash equivalents at end of period		25,867	995	120
Supplemental information:
Income taxes paid		$ 16,163	$ 1,953	$ 2,105

[1]	(1) Related to the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.